Financial Instruments - Additional information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents	$ 20,000,000	$ 126,000,000
Commercial papers issued	1,711,000,000
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs	2,000,000,000
Credit facility maturing in November 2021 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 2,400,000,000
Maturity date	November 2021
Proceeds from borrowings	$ 370,000,000
Repayment of borrowings	$ 370,000,000
Credit facility maturing in November 2021 [member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	1.00%
Credit facility that expires on November 21, 2018 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 1,500,000,000
Proceeds from borrowings	1,000,000,000
Repayment of borrowings	500,000,000
Term Loan Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 500,000,000
Maturity date	November 21, 2018
Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	0.875%
Revolving Credit Facility 1 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 1,000,000,000
Maturity date	November 21, 2018
Revolving Credit Facility 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate	0.875%